Stock-based Compensation - Additional Information (Detail) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Mar. 24, 2015
Stock Based Compensation [Line Items]
Number of shares, Options granted	25,000		2,519,500
General and administrative expense recognized	$ 217,335		$ 571,382
Share-based payment award, award vesting period	3 years		3 years
Maximum term of stock options	10 years		10 years
Weighted average grant date fair value	$ 46,442		$ 3,248,413
Number of shares, Options exercised	0	0	0	0
Total fair value of shares vested			543,926
Options vested	598,396		423,750	0
Unrecognized share-based compensation expense	2,414,729		2,588,411
Recognized weighted average service period	2 years 9 months		3 years
Options vested	174,646
First Quarter Of Two Thousand Fifteen [Member]
Stock Based Compensation [Line Items]
Recognized weighted average service period	3 years
General and Administrative [Member]
Stock Based Compensation [Line Items]
General and administrative expense recognized	166,297		563,759
Pieris Plan [Member]
Stock Based Compensation [Line Items]
Common stock reserved for issuance			3,200,000		3,200,000
Share-based compensation description	(i) 1,000,000 shares, (ii) 4% of the number of shares of the Company’s common stock outstanding on such date, and (iii) such other amount determined by the administrator. As of December 31, 2014, options to purchase 1,430,000 shares of the Company’s common stock have been issued under the Pieris Plan to their executive officers and directors, and options to purchase 1,089,500 shares have been issued under the Pieris Plan to other employees and consultants.		(i) 1,000,000 shares, (ii) 4% of the number of shares of the Company’s common stock outstanding on such date, and (iii) such other amount determined by the administrator. As of December 31, 2014, options to purchase 1,430,000 shares of the Company’s common stock have been issued under the Pieris Plan to their executive officers and directors, and options to purchase 1,089,500 shares have been issued under the Pieris Plan to other employees and consultants.
Common stock available for grant	655,500		680,500
Pieris Plan [Member] | Executive Officers And Directors [Member]
Stock Based Compensation [Line Items]
Number of shares, Options granted			1,430,000
Pieris Plan [Member] | Executive Officers And Directors [Member] | Fourth Quarter Of Two Thousand Fourteen [Member]
Stock Based Compensation [Line Items]
Number of shares, Options granted	1,430,000
Pieris Plan [Member] | Employees and Consultants [Member]
Stock Based Compensation [Line Items]
Number of shares, Options granted			1,089,500
Pieris Plan [Member] | Employees and Consultants [Member] | Fourth Quarter Of Two Thousand Fourteen [Member]
Stock Based Compensation [Line Items]
Number of shares, Options granted	1,089,500
Pieris Plan [Member] | Employees and Consultants [Member] | First Quarter Of Two Thousand Fifteen [Member]
Stock Based Compensation [Line Items]
Number of shares, Options granted	25,000
Pieris Plan [Member] | Consultant [Member] | General and Administrative [Member]
Stock Based Compensation [Line Items]
General and administrative expense recognized			$ 131,984